UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         February 28, 2006 to March 27, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On March 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on March 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                    J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------
                                        William C. Buell
                                        Vice President

                               Date:    April 7, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

     EX-99.1     Monthly report distributed to holders of J.P. Morgan
                 Mortgage Acquisition Corp. 2006-FRE1 Asset Backed Pass-Through Certificates, Series 2006-FRE1 relating to the March 27, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-FRE1
            Asset Backed Pass-Through Certificates, Series 2006-FRE1
                        Statement to Certificateholders
                               March 27, 2006


----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1          279,696,000.00    274,143,304.75     8,470,652.95    1,025,734.89      9,496,387.84     0.00    0.00     265,672,651.80
A2          203,526,000.00    187,414,546.10    12,809,453.04      677,907.77     13,487,360.81     0.00    0.00     174,605,093.06
A3          248,661,000.00    248,661,000.00             0.00      922,654.15        922,654.15     0.00    0.00     248,661,000.00
A4           25,395,000.00     25,395,000.00             0.00       96,203.06         96,203.06     0.00    0.00      25,395,000.00
M1           40,496,000.00     40,496,000.00             0.00      156,559.38        156,559.38     0.00    0.00      40,496,000.00
M2           36,953,000.00     36,953,000.00             0.00      143,724.22        143,724.22     0.00    0.00      36,953,000.00
M3           22,273,000.00     22,273,000.00             0.00       86,801.37         86,801.37     0.00    0.00      22,273,000.00
M4           20,248,000.00     20,248,000.00             0.00       80,326.99         80,326.99     0.00    0.00      20,248,000.00
M5           17,717,000.00     17,717,000.00             0.00       70,837.31         70,837.31     0.00    0.00      17,717,000.00
M6           16,198,000.00     16,198,000.00             0.00       66,149.77         66,149.77     0.00    0.00      16,198,000.00
M7           15,692,000.00     15,692,000.00             0.00       71,162.19         71,162.19     0.00    0.00      15,692,000.00
M8           14,174,000.00     14,174,000.00             0.00       66,483.01         66,483.01     0.00    0.00      14,174,000.00
M9           11,136,000.00     11,136,000.00             0.00       60,028.50         60,028.50     0.00    0.00      11,136,000.00
M10          12,149,000.00     12,149,000.00             0.00       66,906.45         66,906.45     0.00    0.00      12,149,000.00
M11          10,630,000.00     10,630,000.00             0.00       58,541.08         58,541.08     0.00    0.00      10,630,000.00
P                   100.00            100.00             0.00      230,998.57        230,998.57     0.00    0.00             100.00
R                     0.00              0.00             0.00            0.00              0.00     0.00    0.00               0.00
TOTALS      974,944,100.00    953,279,950.85    21,280,105.99    3,881,018.71     25,161,124.70     0.00    0.00     931,999,844.86
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
C         1,011,827,945.46    990,717,584.83             0.00    1,794,466.36      1,794,466.36     0.00    0.00     969,437,478.84
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------  ----------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE                                                PASS-THROUGH RATES
-----------------------------------------------------------------------------------------------------------  ----------------------
                                                                                                                           CURRENT
                       BEGINNING                                                               ENDING                     PASS-THRU
CLASS        CUSIP     PRINCIPAL     PRINCIPAL          INTEREST              TOTAL           PRINCIPAL         CLASS       RATE
-----------------------------------------------------------------------------------------------------------  ----------------------
A1     46626LFX3    980.14739127    30.28521305          3.66732056          33.95253361        949.86217822    A1      4.810630 %
A2     46626LFK1    920.83835038    62.93767401          3.33081655          66.26849056        857.90067638    A2      4.650630 %
A3     46626LFL9  1,000.00000000     0.00000000          3.71048998           3.71048998      1,000.00000000    A3      4.770630 %
A4     46626LFM7  1,000.00000000     0.00000000          3.78826777           3.78826777      1,000.00000000    A4      4.870630 %
M1     46626LFN5  1,000.00000000     0.00000000          3.86604554           3.86604554      1,000.00000000    M1      4.970630 %
M2     46626LFP0  1,000.00000000     0.00000000          3.88937894           3.88937894      1,000.00000000    M2      5.000630 %
M3     46626LFQ8  1,000.00000000     0.00000000          3.89715665           3.89715665      1,000.00000000    M3      5.010630 %
M4     46626LFR6  1,000.00000000     0.00000000          3.96715676           3.96715676      1,000.00000000    M4      5.100630 %
M5     46626LFS4  1,000.00000000     0.00000000          3.99826777           3.99826777      1,000.00000000    M5      5.140630 %
M6     46626LFT2  1,000.00000000     0.00000000          4.08382331           4.08382331      1,000.00000000    M6      5.250630 %
M7     46626LFU9  1,000.00000000     0.00000000          4.53493436           4.53493436      1,000.00000000    M7      5.830630 %
M8     46626LFV7  1,000.00000000     0.00000000          4.69049033           4.69049033      1,000.00000000    M8      6.030630 %
M9     46626LFW5  1,000.00000000     0.00000000          5.39049030           5.39049030      1,000.00000000    M9      6.930630 %
M10    46626LFY1  1,000.00000000     0.00000000          5.50715697           5.50715697      1,000.00000000    M10     7.080630 %
M11    46626LFZ8  1,000.00000000     0.00000000          5.50715710           5.50715710      1,000.00000000    M11     7.080630 %
P      N/A        1,000.00000000     0.00000000  2,309,985.70000000   2,309,985.70000000      1,000.00000000    P       0.000000 %
TOTALS              977.77908585    21.82700115          3.98076024          25.80776139        955.95208470
-----------------------------------------------------------------------------------------------------------  ----------------------

-----------------------------------------------------------------------------------------------------------  ----------------------
                                                                                                                        CURRENT
                       BEGINNING                                                              ENDING                     PASS-THRU
CLASS        CUSIP     NOTIONAL      PRINCIPAL          INTEREST              TOTAL           NOTIONAL       CLASS         RATE
-----------------------------------------------------------------------------------------------------------  ----------------------
C      N/A          979.13641274     0.00000000          1.77348962           1.77348962        958.10506439    C       0.000000 %
-----------------------------------------------------------------------------------------------------------  ----------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
                                Patrick B. Okas
                 JPMorgan Chase Bank, N.A. - ITS - Global Debt
                               4 NYP, 6th Floor,
                            New York, New York 10004
                   Tel: (212) 623-4469 / Fax: (212) 623-5858

Principal Funds:
                              Scheduled Principal Payments (Total)                                                599,487.27
                                                                          Group 1                                 233,000.80
                                                                          Group 2                                 366,486.47

                              Principal Prepayments (Total)                                                       20,249,842.55
                                                                          Group 1                                 4,708,398.08
                                                                          Group 2                                 8,613,407.18

                              Curtailments (Total)                                                                430,776.17
                                                                          Group 1                                 416,285.03
                                                                          Group 2                                 14,491.14

                              Curtailment Interest Adjustments (Total)                                            0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Repurchase Principal (Total)                                                        6,928,037.29
                                                                          Group 1                                 3,112,969.04
                                                                          Group 2                                 3,815,068.25

                              Substitution Amounts (Total)                                                        0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Net Liquidation Proceeds (Total)                                                    0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Other Principal Adjustments (Total)                                                 0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Non Recoverable Principal Advances (Total)                                          0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00
Interest Funds:

                              Gross Interest                                                                      6,245,136.52
                                                                          Group 1                                 2,325,442.01
                                                                          Group 2                                 3,919,694.51

                              Servicing Fees                                                                      412,436.64
                                                                          Group 1                                 153,535.00
                                                                          Group 2                                 258,901.64

                              Trustee Fees                                                                        2,476.75
                                                                          Group 1                                 921.18
                                                                          Group 2                                 1,555.57

                              Custodian Fee                                                                       1,651.20
                                                                          Group 1                                 614.14
                                                                          Group 2                                 1,037.06

                              Trust Oversight Manager Fees                                                        12,383.97
                                                                          Group 1                                 4,606.05
                                                                          Group 2                                 7,777.92

                              Non Recoverable Interest Advances (Total)                                           0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Interest Adjustments from Prior Periods                                             0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

Prepayment Penalties:
                              Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected   29
                                                                          Group 1                                 11
                                                                          Group 2                                 18

                              Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected  8,206,547.43
                                                                          Group 1                                 1,980,689.85
                                                                          Group 2                                 6,225,857.58

                              Amount of Prepayment Penalties Collected                                            230,998.57
                                                                          Group 1                                 43,229.05
                                                                          Group 2                                 187,769.52

Available Remitance Amount                                                                                        27,096,293.95

                              Principal Remittance Amount (Total)                                                 21,280,105.99
                                                                          Group 1                                 8,470,652.95
                                                                          Group 2                                 12,809,453.04

                              Interest Remittance Amount (Total)                                                  5,816,187.96
                                                                          Group 1                                 2,165,765.64
                                                                          Group 2                                 3,650,422.32
Pool Detail:
                              Beginning Number of Loans Outstanding                                               4,881
                                                                          Group 1                                 2,064
                                                                          Group 2                                 2,817

                              Ending Number of Loans Outstanding                                                  4,792
                                                                          Group 1                                 2,021
                                                                          Group 2                                 2,771

                              Beginning Aggregate Loan Balance                                                    990,717,584.83
                                                                          Group 1                                 368,484,003.93
                                                                          Group 2                                 622,233,580.90

                              Ending Aggregate Loan Balance                                                       969,437,478.84
                                                                          Group 1                                 360,013,350.98
                                                                          Group 2                                 609,424,127.86

                              Current Advances                                                                    0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Aggregate Advances                                                                  0.00
                                                                          Group 1                                 0.00
                                                                          Group 2                                 0.00

                              Weighted Average Remaning Term To Maturity                                          354.00
                                                                          Group 1                                 354.00
                                                                          Group 2                                 354.00

                              Weighted Average Net Mortgage Rate                                                  6.59460%
                                                                          Group 1                                 6.57117%
                                                                          Group 2                                 6.60847%

                            Delinquent Mortgage Loans
                            Group  1
                            Category                     Number               Principal Balance       Percentage
                            1 Month                               33               5,725,220.00       1.59 %
                            2 Month                                0                       0.00       0.00 %
                            3 Month                               11               1,736,684.44       0.48 %
                            Total                                 44               7,461,904.44       2.07 %
                            Delinquent Mortgage Loans
                            Group  2
                            Category                     Number               Principal Balance       Percentage
                            1 Month                               47              12,537,663.45       2.06 %
                            2 Month                                0                       0.00       0.00 %
                            3 Month                               22               4,730,837.41       0.78 %
                            Total                                 69              17,268,500.86       2.83 %

                                         * Delinquent Bankruptcies and Foreclosures are not included in the table above.

                               Bankruptcies
                               Group                         Number of        Principal Balance       Percentage
                               Number                        Loans

                                     1                                  0                0.00               0.00%
                                     2                                  0                0.00               0.00%
                               Total                                    0                0.00               0.00%

                              Group 1 Bankruptcy Reporting:
                              Number of Bankruptcy Loans that are Current                                      0
                              Principal Balance of Bankruptcy Loans that are Current                           0.00
                              Number of Bankruptcy Loans that are 1 Month Delinquent                           0
                              Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                0.00
                              Number of Bankruptcy Loans that are 2 Months Delinquent                          0
                              Principal Balance of Bankruptcy Loans that are 2 Months Delinquent               0.00
                              Number of Bankruptcy Loans that are 3+ Months Delinquent                         0
                              Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent              0.00
                              Total Number of Bankruptcy Loans                                                 0
                              Total Principal Balance of Bankruptcy Loans                                      0.00

                              Group 2 Bankruptcy Reporting:
                              Number of Bankruptcy Loans that are Current                                      0
                              Principal Balance of Bankruptcy Loans that are Current                           0.00
                              Number of Bankruptcy Loans that are 1 Month Delinquent                           0
                              Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                0.00
                              Number of Bankruptcy Loans that are 2 Months Delinquent                          0
                              Principal Balance of Bankruptcy Loans that are 2 Months Delinquent               0.00
                              Number of Bankruptcy Loans that are 3+ Months Delinquent                         0
                              Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent              0.00
                              Total Number of Bankruptcy Loans                                                 0
                              Total Principal Balance of Bankruptcy Loans                                      0.00

                                Foreclosures
                                Group                    Number of       Principal Balance        Percentage
                                Number                   Loans

                                      1                             0               0.00                0.00%
                                      2                             0               0.00                0.00%
                                Total                               0               0.00                0.00%

                              Group 1 Foreclosure Reporting:
                              Number of Foreclosure Loans that are Current                              0
                              Principal Balance of Foreclosure Loans that are Current                   0.00
                              Number of Foreclosure Loans that are 1 Month Delinquent                   0
                              Principal Balance of Foreclosure Loans that are 1 Month Delinquent        0.00

                              Number of Foreclosure Loans that are 2 Months Delinquent                  0
                              Principal Balance of Foreclosure Loans that are 2 Months Delinquent       0.00
                              Number of Foreclosure Loans that are 3+ Months Delinquent                 0
                              Principal Balance of Foreclosure Loans that are 3+ Months Delinquent      0.00
                              Total Number of Foreclosure Loans                                         0
                              Total Principal Balance of Foreclosure Loans                              0.00

                              Group 2 Foreclosure Reporting:
                              Number of Foreclosure Loans that are Current                              0
                              Principal Balance of Foreclosure Loans that are Current                   0.00
                              Number of Foreclosure Loans that are 1 Month Delinquent                   0
                              Principal Balance of Foreclosure Loans that are 1 Month Delinquent        0.00
                              Number of Foreclosure Loans that are 2 Months Delinquent                  0
                              Principal Balance of Foreclosure Loans that are 2 Months Delinquent       0.00
                              Number of Foreclosure Loans that are 3+ Months Delinquent                 0
                              Principal Balance of Foreclosure Loans that are 3+ Months Delinquent      0.00
                              Total Number of Foreclosure Loans                                         0
                              Total Principal Balance of Foreclosure Loans                              0.00

                                   REO Properties
                                   Group                 Number of          Principal Balance      Percentage
                                   Number                Loans

                                         1                          0                  0.00              0.00%
                                         2                          0                  0.00              0.00%
                                   Total                            0                  0.00              0.00%

                              Group 1 REO Reporting:
                              Number of REO Loans that are Current                                         0
                              Principal Balance of REO Loans that are Current                              0.00
                              Number of REO Loans that are 1 Month Delinquent                              0
                             Principal Balance of REO Loans that are 1 Month Delinquent                   0.00
                             Number of REO Loans that are 2 Months Delinquent                             0
                             Principal Balance of REO Loans that are 2 Months Delinquent                  0.00
                             Number of REO Loans that are 3+ Months Delinquent                            0
                             Principal Balance of REO Loans that are 3+ Months Delinquent                 0.00
                             Total Number of REO Loans                                                    0
                             Total Principal Balance of REO Loans                                         0.00

                             Group 2 REO Reporting:
                             Number of REO Loans that are Current                                         0
                             Principal Balance of REO Loans that are Current                              0.00
                             Number of REO Loans that are 1 Month Delinquent                              0
                             Principal Balance of REO Loans that are 1 Month Delinquent                   0.00
                             Number of REO Loans that are 2 Months Delinquent                             0
                             Principal Balance of REO Loans that are 2 Months Delinquent                  0.00
                             Number of REO Loans that are 3+ Months Delinquent                            0
                             Principal Balance of REO Loans that are 3+ Months Delinquent                 0.00
                             Total Number of REO Loans                                                    0
                             Total Principal Balance of REO Loans                                         0.00

                              Loan Level REO - Schedule
                              Group          Loan Number   REO Date       Schedule Principal
                              Number                                      Balance
                                                                                0.00

                              Principal Payoffs by Group occured in this Distribution

                              Group          Number of              Principal Balance      Percentage
                              Number         Loans
                               1                   0                      7,821,367.12         2.17%
                               2                   0                     12,428,475.43         2.04%
                              Total                0                     20,249,842.55         2.09%


                            Realized Loss by Group
                            Group Number   Current Loss    Cumulative Loss  Ending Balance      Balance of      Net Liquidation
                                                                                               Liquidated Loans    Proceeds
                            1                     0.00             0.00        360,013,350.98          0.00          0.00
                            2                     0.00             0.00        609,424,127.86          0.00          0.00
                            Total                 0.00             0.00        969,437,478.84          0.00          0.00

                Loss Detail:

                                     Current Realized Losses- Reduced by Recoveries                                0.00
                                                                                 Group 1                           0.00
                                                                                 Group 2                           0.00

                                     Cumulative Realized Losses - Reduced by Recoveries                            0.00
                                                                                 Group 1                           0.00
                                                                                 Group 2                           0.00

                                     Current Applied Losses                                                        0.00
                                     Cumulative Applied Losses                                                     0.00

                Trigger Event                                                                                        NO
                                     TEST I - Trigger Event Occurrence                                               NO
                                     (Is Delinquency Percentage > 31.75% of of Senior Enhancement Percetage ?)
                                     Delinquency Percentage                                                      0.66714%
                                     31.75% of of Senior Enhancement Percetage                                    8.35489%
                                     OR
                                     TEST II - Trigger Event Occurrence                                           NO
                                     (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss %?)
                                     Cumulative Realized Losses as % of Original Loan Bal                        0.00000%
                                     Required Cumulative Loss %                                                  0.00000%
                O/C Reporting
                                     Targeted Overcollateralization Amount                                       37,437,633.98
                                     Ending Overcollateralization Amount                                         37,437,633.98
                                     Ending Overcollateralization Deficiency                                     0.00
                                     Overcollateralization Release Amount                                        0.00
                                     Monthly Excess Interest                                                     1,794,731.94
                                     Payment to Class C                                                          1,794,466.36

Certificate Interest Shortfall Detail:

                                      Interest Carryforward Amount Occured This Period                           0.00
                                                                                  Class A-1                      0.00
                                                                                  Class A-2                      0.00
                                                                                  Class A-3                      0.00
                                                                                  Class A-4                      0.00
                                                                                  Class M-1                      0.00
                                                                                  Class M-2                      0.00
                                                                                  Class M-3                      0.00
                                                                                  Class M-4                      0.00
                                                                                  Class M-5                      0.00
                                                                                  Class M-6                      0.00
                                                                                  Class M-7                      0.00
                                                                                  Class M-8                      0.00
                                                                                  Class M-9                      0.00
                                                                                  Class M-10                     0.00
                                                                                  Class M-11                     0.00

                                      Interest Carryforward Amount Paid This Period                              0.00
                                                                                  Class A-1                      0.00
                                                                                  Class A-3                      0.00
                                                                                  Class A-2                      0.00
                                                                                  Class A-4                      0.00
                                                                                  Class M-1                      0.00
                                                                                  Class M-2                      0.00
                                                                                  Class M-3                      0.00
                                                                                  Class M-4                      0.00
                                                                                  Class M-5                      0.00
                                                                                  Class M-6                      0.00
                                                                                  Class M-7                      0.00
                                                                                  Class M-8                      0.00
                                                                                  Class M-9                      0.00
                                                                                  Class M-10                     0.00
                                                                                  Class M-11                     0.00

                                      Remaining Interest Carryforward Amount
                                                                                  Class A-1                      0.00
                                                                                  Class A-2                      0.00
                                                                                  Class A-3                      0.00
                                                                                  Class A-4                      0.00
                                                                                  Class M-1                      0.00
                                                                                  Class M-2                      0.00
                                                                                  Class M-3                      0.00
                                                                                  Class M-4                      0.00
                                                                                  Class M-5                      0.00
                                                                                  Class M-6                      0.00
                                                                                  Class M-7                      0.00
                                                                                  Class M-8                      0.00
                                                                                  Class M-9                      0.00
                                                                                  Class M-10                     0.00
                                                                                  Class M-11                     0.00

Swap Account:
Net Swap Payment Due                                                                                             371,701.46
Net Swap Payment Paid                                                                                            371,701.46
Net Swap Receipt Due                                                                                             0.00

Beginning Balance                                                                                                1,000.00
Additions to the Swap Account                                                                                    371,701.46
Withdrawals from the Swap Account                                                                                371,701.46
Ending Balance                                                                                                   1,000.00

Basis Risk Reserve Fund Account:
                                      Beginning Balance                                                          1,000.00
                                      Additions to the Basis Risk Reserve Fund                                   265.57
                                      Divident Earnings on the Basis Risk Reserve Fund                           0.00
                                      Withdrawals from the Basis Risk Reserve Fund                               265.57
                                      Ending Balance                                                             1,000.00

Basis Risk Reserve Carryover:
                                      Interest Carryover Amount Occured This Period
                                                                                  Class A-1                      0.00
                                                                                  Class A-2                      0.00
                                                                                  Class A-3                      0.00
                                                                                  Class A-4                      0.00
                                                                                  Class M-1                      0.00
                                                                                  Class M-2                      0.00
                                                                                  Class M-3                      0.00
                                                                                  Class M-4                      0.00
                                                                                  Class M-5                      0.00
                                                                                  Class M-6                      0.00
                                                                                  Class M-7                      0.00
                                                                                  Class M-8                      0.00
                                                                                  Class M-9                      0.00
                                                                                  Class M-10                     141.64
                                                                                  Class M-11                     123.93

                                      Interest Carryover Amount Paid This Period
                                                                                  Class A-1                      0.00
                                                                                  Class A-2                      0.00
                                                                                  Class A-3                      0.00
                                                                                  Class A-4                      0.00
                                                                                  Class M-1                      0.00
                                                                                  Class M-2                      0.00
                                                                                  Class M-3                      0.00
                                                                                  Class M-4                      0.00
                                                                                  Class M-5                      0.00
                                                                                  Class M-6                      0.00
                                                                                  Class M-7                      0.00
                                                                                  Class M-8                      0.00
                                                                                  Class M-9                      0.00
                                                                                  Class M-10                     141.64
                                                                                  Class M-11                     123.93

                                      Remaining Interest Carryover Amount
                                                                                  Class A-1                      0.00
                                                                                  Class A-2                      0.00
                                                                                  Class M-1                      0.00
                                                                                  Class A-3                      0.00
                                                                                  Class A-4                      0.00
                                                                                  Class M-2                      0.00
                                                                                  Class M-3                      0.00
                                                                                  Class M-4                      0.00
                                                                                  Class M-5                      0.00
                                                                                  Class M-6                      0.00
                                                                                  Class M-7                      0.00
                                                                                  Class M-8                      0.00
                                                                                  Class M-9                      0.00
                                                                                  Class M-10                     0.00
                                                                                  Class M-11                     0.00

Non-Supported Interest Shortfall:

                                      Total Prepayment Interest Shortfall occured this distribution              0.00

                                      Prepayment Interest Shortfall Allocated to Class A-1                       0.00
                                      Prepayment Interest Shortfall Allocated to Class A-2                       0.00
                                      Prepayment Interest Shortfall Allocated to Class A-3                       0.00
                                      Prepayment Interest Shortfall Allocated to Class A-4                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-1                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-2                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-3                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-4                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-5                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-6                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-7                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-8                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-9                       0.00
                                      Prepayment Interest Shortfall Allocated to Class M-10                      0.00
                                      Prepayment Interest Shortfall Allocated to Class M-11                      0.00
                                      Prepayment Interest Shortfall Allocated to Class C                         0.00

                                      Total Relief Act Interest Shortfall occured this distribution              0.00

                                      Relief Act Interest Shortfall Allocated to Class A-1                       0.00
                                      Relief Act Interest Shortfall Allocated to Class A-2                       0.00
                                      Relief Act Interest Shortfall Allocated to Class A-3                       0.00
                                      Relief Act Interest Shortfall Allocated to Class A-4                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-1                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-2                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-3                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-4                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-5                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-6                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-7                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-8                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-9                       0.00
                                      Relief Act Interest Shortfall Allocated to Class M-10                      0.00
                                      Relief Act Interest Shortfall Allocated to Class M-11                      0.00
                                      Relief Act Interest Shortfall Allocated to Class C                         0.00

Available Net Funds Cap to Libor Certificates                                                                    7.065640

One-Month LIBOR for Such Distribution Date                                                                       4.580630

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                                              Class A-1                                                          4.810630
                                              Class A-2                                                          4.650630
                                              Class A-3                                                          4.770630
                                              Class A-4                                                          4.870630
                                              Class M-1                                                          4.970630
                                              Class M-2                                                          5.000630
                                              Class M-3                                                          5.010630
                                              Class M-4                                                          5.100630
                                              Class M-5                                                          5.140630
                                              Class M-6                                                          5.250630
                                              Class M-7                                                          5.830630
                                              Class M-8                                                          6.030630
                                              Class M-9                                                          6.930630
                                              Class M-10                                                         7.080630
                                              Class M-11                                                         7.080630

Deferred Amounts Detail:
                                              (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
                                              Deferred Amount with respect to such Distribution Date
                                                                                          Class M-1               0.00
                                                                                          Class M-2               0.00
                                                                                          Class M-3               0.00
                                                                                          Class M-4               0.00
                                                                                          Class M-5               0.00
                                                                                          Class M-6               0.00
                                                                                          Class M-7               0.00
                                                                                          Class M-8               0.00
                                                                                          Class M-9               0.00
                                                                                          Class M-10              0.00
                                                                                          Class M-11              0.00

                                              Deferred Amount Paid This Period                                    0.00
                                                                                          Class M-1               0.00
                                                                                          Class M-2               0.00
                                                                                          Class M-3               0.00
                                                                                          Class M-4               0.00
                                                                                          Class M-5               0.00
                                                                                          Class M-6               0.00
                                                                                          Class M-7               0.00
                                                                                          Class M-8               0.00
                                                                                          Class M-9               0.00
                                                                                          Class M-10              0.00
                                                                                          Class M-11              0.00

                                              Deferred Amount Occured This Period                                 0.00
                                                                                          Class M-1               0.00
                                                                                          Class M-2               0.00
                                                                                          Class M-3               0.00
                                                                                          Class M-4               0.00
                                                                                          Class M-5               0.00
                                                                                          Class M-6               0.00
                                                                                          Class M-7               0.00
                                                                                          Class M-8               0.00
                                                                                          Class M-9               0.00
                                                                                          Class M-10              0.00
                                                                                          Class M-11              0.00

                                              Remaining Deferred Amount
                                                                                          Class M-1               0.00
                                                                                          Class M-2               0.00
                                                                                          Class M-3               0.00
                                                                                          Class M-4               0.00
                                                                                          Class M-5               0.00
                                                                                          Class M-6               0.00
                                                                                          Class M-7               0.00
                                                                                          Class M-8               0.00
                                                                                          Class M-9               0.00
                                                                                          Class M-10              0.00
                                                                                          Class M-11              0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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